J.P. MORGAN MONEY MARKET FUNDS

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan California Municipal Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan New York Municipal Money Market Fund

JPMorgan Prime Money Market Fund

JPMorgan Tax Free Money Market Fund

(Morgan, Class B and Class C Shares)

(each a series of JPMorgan Trust I)

JPMorgan Liquid Assets Money Market Fund

JPMorgan Municipal Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

(Morgan, Class B and Class C Shares)

(each a series of JPMorgan Trust II)

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated March 2, 2015

to the Summary Prospectuses

dated July 1, 2014, as supplemented

Recent Reforms

Stable or Floating Net Asset Value (“NAV”)

Under the recent amendments to the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) will be permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price.

MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) will be required to price and transact in their shares at net asset values (“NAVs”) reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The floating NAV will need to be rounded to four decimal places for a MMF with a $1.00 NAV (e.g., $1.0000).

Liquidity Fees on Redemptions and Redemption Gates

Additionally, as discussed below, all non-Government MMFs must adopt policies and procedures to impose liquidity fees on redemptions and/or redemption gates in the event that a MMF’s weekly liquid assets were to fall below a designated threshold, subject to the actions of the MMF’s board.

Compliance Date

The compliance date for these reforms is October 14, 2016 (the “compliance date”).

SUP-MM-315

Retail MMFs

At a February 2015 meeting (the “February meeting”), the Funds’ Board of Trustees agreed with management’s preliminary recommendation that each of the following MMFs qualify as a Retail MMF on or before the compliance date:

JPMorgan Liquid Assets Money Market Fund

JPMorgan Tax Free Money Market Fund

JPMorgan California Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

JPMorgan Municipal Money Market Fund

As required under the rule amendments, each Retail MMF must adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. The Board of Trustees intends to adopt such policies and procedures with regard to the Retail MMFs prior to the compliance date. When such policies and procedures are adopted, the prospectuses and Statements of Additional Information of the Funds will be updated to reflect those changes.

In order to separate retail and non-retail investors, pursuant to relief granted by the SEC, a Retail MMF may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. Each Retail MMF will provide advance written notification of its intent to make any such involuntary redemptions, which will include more specific information about timing.

It is currently intended that each of the Retail MMFs will continue to operate with its existing objective to maintain a $1.00 stable NAV. The Retail MMFs will be subject to the liquidity fee and gate provisions described below.

Institutional MMF

At the February meeting, the Board of Trustees agreed with management’s preliminary recommendation that the JPMorgan Prime Money Market Fund will not qualify as a Retail MMF.

Under the rule amendments, both retail and non-retail investors will be able to own shares of the Fund, but the Fund will have to transition to a floating NAV by the compliance date. The Fund will also be subject to the liquidity fee and gate provisions described below.

It is currently anticipated that the Board of Trustees will consider the transition of the JPMorgan Prime Money Market Fund to a floating NAV at a meeting expected to be held in the second half of 2016 and for such transition to occur on, or prior to, the compliance date. Until such time, it is currently expected that the MMFs will seek to maintain a stable NAV per share of $1.00 using the amortized cost method to value their portfolios of securities.

Government MMFs

At the February meeting, the Board of Trustees agreed with management’s preliminary recommendation that each of the following MMFs will qualify as a Government MMF on or before the compliance date:

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

A Government MMF is defined as a MMF that invests at least 99.5% of its total assets (formerly 80%) in cash, government securities or repurchase agreements collateralized solely by cash and/or government securities. It is currently intended that each of the Government MMFs will continue to operate with its existing objective to maintain a $1.00 stable NAV. Under the rule amendments, a Government MMF is not required to be subject to liquidity fees on redemptions and gates on redemptions. While the Funds’ Board of Trustees may elect to subject the Government MMFs to liquidity fee and gate requirements in the future, the Board of Trustees has not elected to do so at this time and has no current intention to do so.

More Information on Liquidity Fees and Gates

Under the rule amendments, if a MMF’s weekly liquid assets fall below 30% of its total assets, the MMF’s board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if a MMF’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the MMF’s Board of Trustees determines that not doing so is in the best interests of the MMF.

It is currently anticipated that, at a meeting expected to be held in the second half of 2016, the Board of Trustees will consider the recently granted liquidity fee and gate powers described above with regard to the MMFs other than the Government MMFs and that such powers will be made available to the Board on, or prior to, the compliance date.

Timing and Determinations

The preliminary determinations and actions described above, and anticipated timing of those actions, remain subject to future change. Shareholders will be given notice of further developments, as appropriate.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS, SUMMARY PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

Summary Prospectus July 1, 2014, as supplemented March 2, 2015

JPMorgan U.S. Government Money Market Fund

Class/Ticker:     Morgan/MJGXX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information, online at www.jpmorganfunds.com/funddocuments. You can also get this information at no cost by calling 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund. The Fund’s Prospectus and Statement of Additional Information, both dated July 1, 2014, as supplemented, are incorporated by reference into this Summary Prospectus.

The Fund’s Objective

The Fund seeks high current income with liquidity and stability of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Morgan
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.10
Other Expenses	0.43
Shareholder Service Fees	0.35
Remainder of Other Expenses	0.08

Total Annual Fund Operating Expenses	0.61
Fee Waivers and Expense Reimbursements[1]	(0.02)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.59

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Morgan Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.59% of their average daily net assets. This contract cannot be terminated prior to 7/1/15, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
MORGAN SHARES ($)	60	193	338	760

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities, and

•	repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund seeks to invest in securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund’s investments are subject to the risk that an issuer or a counterparty will fail to make payments when due or default completely. If an issuer’s or a counterparty’s financial condition worsens, the credit quality of the issuer or counterparty may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Mortgage-Related Securities Risk. Mortgage-related securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counter-party to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

State and Local Taxation Risk. The Fund may invest in securities whose interest is subject to state and local income taxes. Consult your tax professional for more information.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the securities and markets in which the Fund invests. These changes may also impact the Fund’s ability to implement its investment strategies as well as its future operations, expenses and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Morgan Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The performance of the Morgan Shares is based on the performance of Capital Shares prior to the inception of Morgan Shares.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	4Q 2006	1.20%
Worst Quarter	2Q, 3Q and 4Q 2009	0.00%
	1Q and 2Q 2010
	1Q, 2Q, 3Q and 4Q 2011
	1Q, 2Q, 3Q and 4Q 2012
	1Q, 2Q, 3Q and 4Q 2013

The Fund’s year-to-date total return as of 3/31/14 was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2013)
	Past 1 Year	Past 5 Years	Past 10 Years
MORGAN SHARES	0.01%	0.02%	1.46%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

Purchase minimums

For Morgan Shares
To establish an account	$1,000
To add to an account	$50

You may purchase or redeem shares on any business day that the Fund is open:

•	Through your financial intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SPRO-USGMM-M-714-2

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